SUMMARY OF SIGNIFCANT ACCOUNTING POLICIES (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Furniture and Fixtures [Member]
Expected useful lives	5 years	5 years
Office Equipment [Member]
Expected useful lives	5 years	5 years
Leasehold improvements [Member]
Expected useful lives	3 years 3 months 29 days	5 years